Land use rights, net	12 Months Ended
Dec. 31, 2021
Land use rights, net
Land use rights, net
12. Land use rights, net
Land use rights, net consist of the following:

	As of December 31,
	2020	2021

	(RMB in millions)
Land use rights	11,787	15,253
Less: accumulated amortization	(662)	(925)

Net book value	11,125	14,328

Amortization expenses for land use rights were RMB222 million, RMB229 million and RMB276 million for the years ended December 31, 2019, 2020 and 2021, respectively. No impairment charge was recorded for the years ended December 31, 2019, 2020 and 2021, respectively.
As of December 31, 2021, amortization expenses related to the land use rights for future periods are estimated to be as follows:

	For the year ended December 31,
	2022	2023	2024	2025	2026	2027 and thereafter

	(RMB in millions)
Amortization expenses	319	319	319	319	319	12,733